REPORTING ENTITY	12 Months Ended
Dec. 31, 2025
Disclosure Of Reporting Entity [Abstract]
REPORTING ENTITY [Text Block]

1. REPORTING ENTITY

Taseko Mines Limited (the "Company" or "Taseko") is a corporation governed by the British Columbia Business Corporations Act. The consolidated financial statements of the Company as at and for the year ended December 31, 2025, comprise the Company and its controlled subsidiaries. The Company is principally engaged in the production and sale of metal concentrates, as well as related activities, including mine permitting and development, within the Province of British Columbia, Canada, and the State of Arizona, USA.

Following the Company's acquisition of Cariboo Copper Corp ("Cariboo"), the Company's financial results after March 25, 2024 reflect its 100% interest in Gibraltar mine ("Gibraltar") (Note 13). For the period up to and including March 25, 2024, the results reflect the Company's 87.5% interest in Gibraltar (Note 13).